Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade accounts receivable	$ 384,167	$ 93,251
Less: allowances for doubtful accounts	(16,232)	(3,664)
Accounts receivable, net	$ 367,935	$ 89,587